FINANCIAL INSTRUMENTS - Fair Value Hedges, Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cumulative amount of fair value hedging adjustments	$ 1,240	$ 2,072
Cumulative amount of fair value hedging on discontinued hedging relationships	1,240	2,073
Hedged liability	$ 9,933	$ 16,819